Securities - Schedule of Fair Value Measurement (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of financial assets [line items]
FVTPL Securities	$ 14,210	$ 13,568
FVOCI Securities	63,123	73,407
Amortized Cost Securities	49,970	48,466
Total securities	232,849	234,260
Trading Securities	104,411	97,834
Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	63,123	73,407
Amortized Cost Securities	49,810	49,009
Carrying amount [Member]
Disclosure of financial assets [line items]
Investments in associates and joint ventures	1,135	985
Total carrying value of securities [member]
Disclosure of financial assets [line items]
Investments in associates and joint ventures	232,849	234,260
Total securities	232,849	234,260
Canadian Dollar [member]
Disclosure of financial assets [line items]
Total securities	85,933	100,544
United States of America, Dollar [member]
Disclosure of financial assets [line items]
Total securities	140,422	125,795
Other Currency [member]
Disclosure of financial assets [line items]
Total securities	6,494	7,921
Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	62,877	71,529
Amortized Cost Securities	49,970	48,466
Investments in associates and joint ventures	$ 232,603	$ 232,382
Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.42%	1.61%
Canadian federal government [member]
Disclosure of financial assets [line items]
FVTPL Securities	$ 863	$ 601
Trading Securities	7,596	10,900
Canadian federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	13,065	22,450
Amortized Cost Securities	7,120	6,260
Canadian federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	13,087	22,240
Amortized Cost Securities	$ 7,084	$ 6,238
Canadian federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.48%	1.44%
Canadian provincial and municipal governments [member]
Disclosure of financial assets [line items]
FVTPL Securities	$ 1,380	$ 1,429
Trading Securities	5,838	8,335
Canadian provincial and municipal governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	2,987	4,747
Amortized Cost Securities	5,723	5,706
Canadian provincial and municipal governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	2,973	4,628
Amortized Cost Securities	$ 5,642	$ 5,650
Canadian provincial and municipal governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.45%	1.46%
US federal government [member]
Disclosure of financial assets [line items]
FVTPL Securities	$ 38	$ 44
Trading Securities	9,582	8,418
US federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	21,026	17,694
Amortized Cost Securities	5,589	8,805
US federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	21,041	16,881
Amortized Cost Securities	$ 5,633	$ 8,785
US federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.48%	1.73%
US state municipal and agencies debt [member]
Disclosure of financial assets [line items]
Trading Securities	$ 458	$ 503
US state municipal and agencies debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	4,114	5,276
US state municipal and agencies debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 4,034	$ 5,132
US state municipal and agencies debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.91%	1.96%
Other governments [member]
Disclosure of financial assets [line items]
FVTPL Securities	$ 92	$ 94
Trading Securities	1,898	2,516
Other governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	6,502	7,381
Amortized Cost Securities	1,420	1,485
Other governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	6,476	7,222
Amortized Cost Securities	$ 1,413	$ 1,480
Other governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.19%	1.63%
NHA MBS US agency MBS and CMO [member]
Disclosure of financial assets [line items]
FVTPL Securities	$ 9	$ 3
Trading Securities	14,054	12,297
NHA MBS US agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,125	1,629
Amortized Cost Securities	28,307	25,198
NHA MBS US agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,122	1,583
Amortized Cost Securities	$ 28,557	$ 24,769
NHA MBS US agency MBS and CMO [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.23%	1.79%
Corporate debt [member]
Disclosure of financial assets [line items]
FVTPL Securities	$ 7,704	$ 7,897
Trading Securities	9,894	11,041
Corporate debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	3,161	3,234
Amortized Cost Securities	1,651	1,555
Corporate debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	3,147	3,153
Amortized Cost Securities	$ 1,641	$ 1,544
Corporate debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.37%	1.72%
Trading loans [member]
Disclosure of financial assets [line items]
Trading Securities	$ 160	$ 67
Corporate equity [member]
Disclosure of financial assets [line items]
FVTPL Securities	4,124	3,500
Trading Securities	54,931	43,757
Corporate equity [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	132	93
Corporate equity [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	103	90
US Agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	11,011	10,903
US Agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 10,894	$ 10,600
US Agency MBS and CMO [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.22%	1.62%
Within 1 year [member]
Disclosure of financial assets [line items]
FVTPL Securities	$ 943
Trading Securities	6,666
Within 1 year [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	11,234
Amortized Cost Securities	2,417
Within 1 year [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Investments in associates and joint ventures	21,219
Total securities	21,219
Within 1 year [member] | Canadian Dollar [member]
Disclosure of financial assets [line items]
Total securities	10,341
Within 1 year [member] | United States of America, Dollar [member]
Disclosure of financial assets [line items]
Total securities	9,034
Within 1 year [member] | Other Currency [member]
Disclosure of financial assets [line items]
Total securities	1,844
Within 1 year [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	11,202
Amortized Cost Securities	2,376
Investments in associates and joint ventures	$ 21,187
Within 1 year [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.27%
Within 1 year [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
FVTPL Securities	$ 679
Trading Securities	1,292
Within 1 year [member] | Canadian federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	4,073
Amortized Cost Securities	283
Within 1 year [member] | Canadian federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	4,073
Amortized Cost Securities	$ 277
Within 1 year [member] | Canadian federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.40%
Within 1 year [member] | Canadian provincial and municipal governments [member]
Disclosure of financial assets [line items]
Trading Securities	$ 894
Within 1 year [member] | Canadian provincial and municipal governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,334
Amortized Cost Securities	539
Within 1 year [member] | Canadian provincial and municipal governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,329
Amortized Cost Securities	$ 527
Within 1 year [member] | Canadian provincial and municipal governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.02%
Within 1 year [member] | US federal government [member]
Disclosure of financial assets [line items]
FVTPL Securities	$ 38
Trading Securities	1,733
Within 1 year [member] | US federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,008
Amortized Cost Securities	857
Within 1 year [member] | US federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	997
Amortized Cost Securities	$ 851
Within 1 year [member] | US federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.16%
Within 1 year [member] | US state municipal and agencies debt [member]
Disclosure of financial assets [line items]
Trading Securities	$ 259
Within 1 year [member] | US state municipal and agencies debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	640
Within 1 year [member] | US state municipal and agencies debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 635
Within 1 year [member] | US state municipal and agencies debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.06%
Within 1 year [member] | Other governments [member]
Disclosure of financial assets [line items]
Trading Securities	$ 525
Within 1 year [member] | Other governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	2,814
Amortized Cost Securities	388
Within 1 year [member] | Other governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	2,807
Amortized Cost Securities	$ 375
Within 1 year [member] | Other governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	0.89%
Within 1 year [member] | NHA MBS US agency MBS and CMO [member]
Disclosure of financial assets [line items]
Trading Securities	$ 23
Within 1 year [member] | NHA MBS US agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	87
Amortized Cost Securities	93
Within 1 year [member] | NHA MBS US agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	87
Amortized Cost Securities	$ 90
Within 1 year [member] | NHA MBS US agency MBS and CMO [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.18%
Within 1 year [member] | Corporate debt [member]
Disclosure of financial assets [line items]
FVTPL Securities	$ 226
Trading Securities	1,940
Within 1 year [member] | Corporate debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,234
Amortized Cost Securities	257
Within 1 year [member] | Corporate debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,231
Amortized Cost Securities	$ 256
Within 1 year [member] | Corporate debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	0.85%
Within 1 year [member] | US Agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
Amortized Cost Securities	$ 44
Within 1 year [member] | US Agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
Amortized Cost Securities	$ 43
Within 1 year [member] | US Agency MBS and CMO [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.28%
1 to 3 years [member]
Disclosure of financial assets [line items]
FVTPL Securities	$ 208
Trading Securities	9,228
1 to 3 years [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	12,280
Amortized Cost Securities	10,764
1 to 3 years [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Investments in associates and joint ventures	32,451
Total securities	32,451
1 to 3 years [member] | Canadian Dollar [member]
Disclosure of financial assets [line items]
Total securities	15,845
1 to 3 years [member] | United States of America, Dollar [member]
Disclosure of financial assets [line items]
Total securities	16,268
1 to 3 years [member] | Other Currency [member]
Disclosure of financial assets [line items]
Total securities	338
1 to 3 years [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	12,119
Amortized Cost Securities	10,735
Investments in associates and joint ventures	$ 32,290
1 to 3 years [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.78%
1 to 3 years [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
FVTPL Securities	$ 28
Trading Securities	2,039
1 to 3 years [member] | Canadian federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	4,740
Amortized Cost Securities	4,799
1 to 3 years [member] | Canadian federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	4,714
Amortized Cost Securities	$ 4,781
1 to 3 years [member] | Canadian federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.71%
1 to 3 years [member] | Canadian provincial and municipal governments [member]
Disclosure of financial assets [line items]
FVTPL Securities	$ 47
Trading Securities	843
1 to 3 years [member] | Canadian provincial and municipal governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,189
Amortized Cost Securities	1,654
1 to 3 years [member] | Canadian provincial and municipal governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,168
Amortized Cost Securities	$ 1,644
1 to 3 years [member] | Canadian provincial and municipal governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.82%
1 to 3 years [member] | US federal government [member]
Disclosure of financial assets [line items]
Trading Securities	$ 3,620
1 to 3 years [member] | US federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,477
Amortized Cost Securities	2,261
1 to 3 years [member] | US federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,458
Amortized Cost Securities	$ 2,278
1 to 3 years [member] | US federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.94%
1 to 3 years [member] | US state municipal and agencies debt [member]
Disclosure of financial assets [line items]
Trading Securities	$ 24
1 to 3 years [member] | US state municipal and agencies debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,171
1 to 3 years [member] | US state municipal and agencies debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 1,144
1 to 3 years [member] | US state municipal and agencies debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.05%
1 to 3 years [member] | Other governments [member]
Disclosure of financial assets [line items]
FVTPL Securities	$ 66
Trading Securities	520
1 to 3 years [member] | Other governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	2,443
Amortized Cost Securities	690
1 to 3 years [member] | Other governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	2,406
Amortized Cost Securities	$ 689
1 to 3 years [member] | Other governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.48%
1 to 3 years [member] | NHA MBS US agency MBS and CMO [member]
Disclosure of financial assets [line items]
Trading Securities	$ 140
1 to 3 years [member] | NHA MBS US agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	415
Amortized Cost Securities	752
1 to 3 years [member] | NHA MBS US agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	411
Amortized Cost Securities	$ 740
1 to 3 years [member] | NHA MBS US agency MBS and CMO [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.74%
1 to 3 years [member] | Corporate debt [member]
Disclosure of financial assets [line items]
FVTPL Securities	$ 67
Trading Securities	1,955
1 to 3 years [member] | Corporate debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	706
Amortized Cost Securities	608
1 to 3 years [member] | Corporate debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	683
Amortized Cost Securities	$ 603
1 to 3 years [member] | Corporate debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.26%
1 to 3 years [member] | Trading loans [member]
Disclosure of financial assets [line items]
Trading Securities	$ 87
1 to 3 years [member] | US Agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	139
1 to 3 years [member] | US Agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 135
1 to 3 years [member] | US Agency MBS and CMO [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.56%
3 to 5 years [member]
Disclosure of financial assets [line items]
FVTPL Securities	$ 341
Trading Securities	7,109
3 to 5 years [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	11,837
Amortized Cost Securities	9,387
3 to 5 years [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Investments in associates and joint ventures	28,632
Total securities	28,632
3 to 5 years [member] | Canadian Dollar [member]
Disclosure of financial assets [line items]
Total securities	13,510
3 to 5 years [member] | United States of America, Dollar [member]
Disclosure of financial assets [line items]
Total securities	14,775
3 to 5 years [member] | Other Currency [member]
Disclosure of financial assets [line items]
Total securities	347
3 to 5 years [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	11,714
Amortized Cost Securities	9,345
Investments in associates and joint ventures	$ 28,509
3 to 5 years [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.62%
3 to 5 years [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
Trading Securities	$ 1,669
3 to 5 years [member] | Canadian federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	4,131
Amortized Cost Securities	1,981
3 to 5 years [member] | Canadian federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	4,175
Amortized Cost Securities	$ 1,966
3 to 5 years [member] | Canadian federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.29%
3 to 5 years [member] | Canadian provincial and municipal governments [member]
Disclosure of financial assets [line items]
FVTPL Securities	$ 5
Trading Securities	583
3 to 5 years [member] | Canadian provincial and municipal governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	163
Amortized Cost Securities	2,304
3 to 5 years [member] | Canadian provincial and municipal governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	166
Amortized Cost Securities	$ 2,230
3 to 5 years [member] | Canadian provincial and municipal governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.28%
3 to 5 years [member] | US federal government [member]
Disclosure of financial assets [line items]
Trading Securities	$ 1,849
3 to 5 years [member] | US federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	3,951
Amortized Cost Securities	1,576
3 to 5 years [member] | US federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	3,817
Amortized Cost Securities	$ 1,613
3 to 5 years [member] | US federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.08%
3 to 5 years [member] | US state municipal and agencies debt [member]
Disclosure of financial assets [line items]
Trading Securities	$ 11
3 to 5 years [member] | US state municipal and agencies debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	806
3 to 5 years [member] | US state municipal and agencies debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 784
3 to 5 years [member] | US state municipal and agencies debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.08%
3 to 5 years [member] | Other governments [member]
Disclosure of financial assets [line items]
FVTPL Securities	$ 26
Trading Securities	534
3 to 5 years [member] | Other governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	728
Amortized Cost Securities	278
3 to 5 years [member] | Other governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	735
Amortized Cost Securities	$ 283
3 to 5 years [member] | Other governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	0.93%
3 to 5 years [member] | NHA MBS US agency MBS and CMO [member]
Disclosure of financial assets [line items]
Trading Securities	$ 183
3 to 5 years [member] | NHA MBS US agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	602
Amortized Cost Securities	2,657
3 to 5 years [member] | NHA MBS US agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	603
Amortized Cost Securities	$ 2,665
3 to 5 years [member] | NHA MBS US agency MBS and CMO [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	0.88%
3 to 5 years [member] | Corporate debt [member]
Disclosure of financial assets [line items]
FVTPL Securities	$ 310
Trading Securities	2,245
3 to 5 years [member] | Corporate debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	901
Amortized Cost Securities	591
3 to 5 years [member] | Corporate debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	907
Amortized Cost Securities	$ 588
3 to 5 years [member] | Corporate debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.04%
3 to 5 years [member] | Trading loans [member]
Disclosure of financial assets [line items]
Trading Securities	$ 35
3 to 5 years [member] | US Agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	555
3 to 5 years [member] | US Agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 527
3 to 5 years [member] | US Agency MBS and CMO [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	3.04%
5 to 10 years [member]
Disclosure of financial assets [line items]
FVTPL Securities	$ 1,072
Trading Securities	7,436
5 to 10 years [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	16,603
Amortized Cost Securities	6,432
5 to 10 years [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Investments in associates and joint ventures	31,545
Total securities	31,545
5 to 10 years [member] | Canadian Dollar [member]
Disclosure of financial assets [line items]
Total securities	6,225
5 to 10 years [member] | United States of America, Dollar [member]
Disclosure of financial assets [line items]
Total securities	25,034
5 to 10 years [member] | Other Currency [member]
Disclosure of financial assets [line items]
Total securities	286
5 to 10 years [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	16,745
Amortized Cost Securities	6,434
Investments in associates and joint ventures	$ 31,687
5 to 10 years [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.28%
5 to 10 years [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
FVTPL Securities	$ 10
Trading Securities	1,603
5 to 10 years [member] | Canadian federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	73
Amortized Cost Securities	57
5 to 10 years [member] | Canadian federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	75
Amortized Cost Securities	$ 60
5 to 10 years [member] | Canadian federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.10%
5 to 10 years [member] | Canadian provincial and municipal governments [member]
Disclosure of financial assets [line items]
FVTPL Securities	$ 84
Trading Securities	701
5 to 10 years [member] | Canadian provincial and municipal governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	291
Amortized Cost Securities	1,226
5 to 10 years [member] | Canadian provincial and municipal governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	300
Amortized Cost Securities	$ 1,241
5 to 10 years [member] | Canadian provincial and municipal governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.95%
5 to 10 years [member] | US federal government [member]
Disclosure of financial assets [line items]
Trading Securities	$ 1,803
5 to 10 years [member] | US federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	12,652
Amortized Cost Securities	895
5 to 10 years [member] | US federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	12,827
Amortized Cost Securities	$ 891
5 to 10 years [member] | US federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.12%
5 to 10 years [member] | US state municipal and agencies debt [member]
Disclosure of financial assets [line items]
Trading Securities	$ 106
5 to 10 years [member] | US state municipal and agencies debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	724
5 to 10 years [member] | US state municipal and agencies debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 707
5 to 10 years [member] | US state municipal and agencies debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.03%
5 to 10 years [member] | Other governments [member]
Disclosure of financial assets [line items]
Trading Securities	$ 247
5 to 10 years [member] | Other governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	517
Amortized Cost Securities	64
5 to 10 years [member] | Other governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	528
Amortized Cost Securities	$ 66
5 to 10 years [member] | Other governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.85%
5 to 10 years [member] | NHA MBS US agency MBS and CMO [member]
Disclosure of financial assets [line items]
FVTPL Securities	$ 9
Trading Securities	243
5 to 10 years [member] | NHA MBS US agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
Amortized Cost Securities	4,044
5 to 10 years [member] | NHA MBS US agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
Amortized Cost Securities	4,031
5 to 10 years [member] | Corporate debt [member]
Disclosure of financial assets [line items]
FVTPL Securities	969
Trading Securities	2,695
5 to 10 years [member] | Corporate debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	264
Amortized Cost Securities	146
5 to 10 years [member] | Corporate debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	268
Amortized Cost Securities	$ 145
5 to 10 years [member] | Corporate debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.14%
5 to 10 years [member] | Trading loans [member]
Disclosure of financial assets [line items]
Trading Securities	$ 38
5 to 10 years [member] | US Agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	2,082
5 to 10 years [member] | US Agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 2,040
5 to 10 years [member] | US Agency MBS and CMO [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.66%
Over 10 years [member]
Disclosure of financial assets [line items]
FVTPL Securities	$ 7,522
Trading Securities	19,041
Over 10 years [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	11,037
Amortized Cost Securities	20,810
Over 10 years [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Investments in associates and joint ventures	58,680
Total securities	58,680
Over 10 years [member] | Canadian Dollar [member]
Disclosure of financial assets [line items]
Total securities	12,351
Over 10 years [member] | United States of America, Dollar [member]
Disclosure of financial assets [line items]
Total securities	46,207
Over 10 years [member] | Other Currency [member]
Disclosure of financial assets [line items]
Total securities	122
Over 10 years [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	10,994
Amortized Cost Securities	21,080
Investments in associates and joint ventures	$ 58,637
Over 10 years [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.18%
Over 10 years [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
FVTPL Securities	$ 146
Trading Securities	993
Over 10 years [member] | Canadian federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
Amortized Cost Securities	48
Over 10 years [member] | Canadian federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
Amortized Cost Securities	$ 50
Over 10 years [member] | Canadian federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.60%
Over 10 years [member] | Canadian provincial and municipal governments [member]
Disclosure of financial assets [line items]
FVTPL Securities	$ 1,244
Trading Securities	2,817
Over 10 years [member] | Canadian provincial and municipal governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
Amortized Cost Securities	10
Over 10 years [member] | Canadian provincial and municipal governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
Amortized Cost Securities	$ 10
Over 10 years [member] | Canadian provincial and municipal governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.75%
Over 10 years [member] | US federal government [member]
Disclosure of financial assets [line items]
Trading Securities	$ 577
Over 10 years [member] | US federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
Amortized Cost Securities	1,938
Over 10 years [member] | US federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
Amortized Cost Securities	$ 1,942
Over 10 years [member] | US federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.95%
Over 10 years [member] | US state municipal and agencies debt [member]
Disclosure of financial assets [line items]
Trading Securities	$ 58
Over 10 years [member] | US state municipal and agencies debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	773
Over 10 years [member] | US state municipal and agencies debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 764
Over 10 years [member] | US state municipal and agencies debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.28%
Over 10 years [member] | Other governments [member]
Disclosure of financial assets [line items]
Trading Securities	$ 72
Over 10 years [member] | Other governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
Amortized Cost Securities	21
Over 10 years [member] | Other governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
Amortized Cost Securities	$ 21
Over 10 years [member] | Other governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.56%
Over 10 years [member] | NHA MBS US agency MBS and CMO [member]
Disclosure of financial assets [line items]
Trading Securities	$ 13,465
Over 10 years [member] | NHA MBS US agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
Amortized Cost Securities	20,761
Over 10 years [member] | NHA MBS US agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
Amortized Cost Securities	21,031
Over 10 years [member] | Corporate debt [member]
Disclosure of financial assets [line items]
FVTPL Securities	6,132
Trading Securities	1,059
Over 10 years [member] | Corporate debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	56
Amortized Cost Securities	49
Over 10 years [member] | Corporate debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	58
Amortized Cost Securities	$ 49
Over 10 years [member] | Corporate debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	3.35%
Over 10 years [member] | US Agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 8,191
Over 10 years [member] | US Agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 8,149
Over 10 years [member] | US Agency MBS and CMO [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	0.96%
No maturity [member]
Disclosure of financial assets [line items]
FVTPL Securities	$ 4,124
Total securities	60,322	$ 48,335
Trading Securities	54,931
No maturity [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	132
No maturity [member] | Carrying amount [Member]
Disclosure of financial assets [line items]
Investments in associates and joint ventures	1,135
No maturity [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Investments in associates and joint ventures	60,322
Total securities	60,322
No maturity [member] | Canadian Dollar [member]
Disclosure of financial assets [line items]
Total securities	27,661
No maturity [member] | United States of America, Dollar [member]
Disclosure of financial assets [line items]
Total securities	29,104
No maturity [member] | Other Currency [member]
Disclosure of financial assets [line items]
Total securities	3,557
No maturity [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	103
Investments in associates and joint ventures	60,293
No maturity [member] | Corporate equity [member]
Disclosure of financial assets [line items]
FVTPL Securities	4,124
Trading Securities	54,931
No maturity [member] | Corporate equity [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	132
No maturity [member] | Corporate equity [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 103